Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 1.7%
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	650,000	613,061
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	855,442
12/01/2038	4.000%	300,000	288,420
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2038	5.000%	1,000,000	1,085,562
Total			2,842,485
Charter Schools 1.2%
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	193,065
International Leadership Charter School
Series 2013
07/01/2023	5.000%	390,000	395,029
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	431,229
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	928,328
Total			1,947,651
Health Services 2.2%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	3,611,654
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 8.2%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Sciences
Series 2014
12/01/2031	5.000%	500,000	518,109
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	236,611
06/01/2030	5.000%	300,000	315,205
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	432,723
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	182,580
07/01/2034	5.000%	200,000	220,658
07/01/2035	5.000%	200,000	220,220
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	237,169
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	545,458
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,066,225
Series 2018
07/01/2031	5.000%	170,000	189,451
07/01/2032	5.000%	210,000	233,250
07/01/2033	5.000%	205,000	226,842
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,194,327
New York State Dormitory Authority
Refunding Revenue Bonds
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	848,202
Columbia New York Intermediate Municipal Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,480,946
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	193,882
07/01/2030	5.000%	150,000	165,548
Revenue Bonds
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,246,849
St. Lawrence County Industrial Development Agency
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2038	5.000%	200,000	219,378
09/01/2039	5.000%	200,000	218,826
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	634,391
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2030	5.000%	500,000	570,316
09/01/2037	5.000%	250,000	275,100
Total			13,672,266
Hospital 11.7%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	414,295
07/01/2028	5.000%	360,000	371,407
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,124,653
12/01/2025	5.000%	1,115,000	1,154,556
12/01/2027	5.000%	1,225,000	1,264,536
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	484,042
07/01/2026	5.000%	350,000	374,804
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,312,602
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,051,204
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,288,223
07/01/2033	5.000%	675,000	694,718
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2035	5.000%	300,000	308,198
07/01/2036	5.000%	1,000,000	1,025,432
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,022,554
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	286,900
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,192,215
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,046,397
07/01/2031	5.000%	1,000,000	1,044,860
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2036	5.000%	1,000,000	1,121,616
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,066,131
Total			19,649,343
Local General Obligation 17.7%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,118,332
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,679,771
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,587,653

2	Columbia New York Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019E
08/01/2025	5.000%	1,000,000	1,094,296
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,172,190
City of Syracuse
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,052,559
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	1,978,631
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,360,270
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,463,990
County of Monroe(a)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,515,061
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,206,669
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,525,512
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	849,055
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	533,098
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,195,419
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,214,270
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,201,896
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	1,913,432
Total			29,662,104
Multi-Family 1.9%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	830,524
10/01/2029	5.000%	1,290,000	1,460,948
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	449,590
05/01/2031	5.000%	400,000	426,734
Total			3,167,796
Municipal Power 6.7%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,101,671
Series 2016B
09/01/2025	5.000%	2,500,000	2,735,369
09/01/2027	5.000%	1,000,000	1,115,603
09/01/2030	5.000%	2,750,000	3,044,013
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	825,085
General
Series 2017
09/01/2035	5.000%	1,200,000	1,334,396
Total			11,156,137
Nursing Home 0.7%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2030	4.000%	1,325,000	1,228,162

Columbia New York Intermediate Municipal Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 1.5%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	103,098
Series 2015
07/01/2029	5.000%	545,000	578,571
07/01/2031	5.000%	715,000	755,593
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2034	4.000%	500,000	483,505
10/31/2041	4.000%	570,000	527,003
Total			2,447,770
Pool / Bond Bank 0.3%
New York State Dormitory Authority
Refunding Revenue Bonds
New School
Series 2015
07/01/2029	5.000%	420,000	444,662
Ports 5.7%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,123,455
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,436,674
Series 2018-209
07/15/2034	5.000%	2,500,000	2,813,020
Series 2018-211
09/01/2036	5.000%	1,000,000	1,121,471
Port Authority of New York & New Jersey(a)
Revenue Bonds
Consolidated
Series 2019
09/01/2033	5.000%	1,000,000	1,116,603
Consolidated Bonds
Series 221
07/15/2037	4.000%	1,000,000	1,018,345
Total			9,629,568
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 1.6%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	504,848
07/01/2027	5.000%	600,000	635,949
Series 2015
06/01/2026	5.000%	225,000	241,046
06/01/2028	5.000%	250,000	266,854
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	481,406
01/01/2035	5.000%	590,000	630,599
Total			2,760,702
Recreation 0.2%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	315,836
Refunded / Escrowed 5.4%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	468,967
Metropolitan Transportation Authority
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,223,814
New York State Dormitory Authority
Prerefunded 07/01/24 Revenue Bonds
Pratt Institute
Series 2015A
07/01/2034	5.000%	1,000,000	1,059,332
Prerefunded 07/01/25 Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	744,587
New York State Dormitory Authority(c)
Revenue Bonds
Capital Appreciation - Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,552,002
Total			9,048,702

4	Columbia New York Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 3.1%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	797,989
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	576,766
11/15/2030	5.000%	650,000	679,573
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,072,116
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,038,987
07/01/2034	5.000%	1,000,000	1,033,696
Total			5,199,127
Single Family 0.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	110,000	110,119
Special Non Property Tax 12.0%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,246,980
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,131,668
Future Tax Bonds
Subordinated Series 2020C
05/01/2037	4.000%	500,000	516,343
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	3,000,000	3,269,866
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	3,974,944
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,463,904
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,128,860
Series 2019A-2
03/15/2035	5.000%	2,000,000	2,259,784
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020C
03/15/2039	4.000%	1,130,000	1,146,727
Total			20,139,076
Special Property Tax 0.7%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,109,228
Tobacco 2.9%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	1,745,000	1,745,393
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement Asset-Backed Bonds
Series 2021
06/01/2038	4.000%	1,000,000	1,013,721
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,138,305
Total			4,897,419
Transportation 4.8%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	2,819,617
Revenue Bonds
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	799,103
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,153,767

Columbia New York Intermediate Municipal Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority(c)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,199,973
Total			7,972,460
Turnpike / Bridge / Toll Road 6.5%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	1,982,282
01/01/2032	5.000%	1,000,000	1,064,427
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,081,211
Series 2019B
01/01/2036	5.000%	2,000,000	2,238,601
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2018-B
11/15/2031	5.000%	2,000,000	2,434,870
Revenue Bonds
Series 2020D
11/15/2037	4.000%	2,050,000	2,112,959
Total			10,914,350
Water & Sewer 1.4%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	758,517
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2019AA
06/15/2032	5.000%	1,000,000	1,172,182
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	156,692
04/01/2028	5.000%	175,000	188,780
Total			2,276,171
Total Municipal Bonds (Cost $164,704,757)			164,202,788

Money Market Funds 1.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.986%(d)	100,150	100,140
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.001%(d)	1,500,041	1,500,041
Total Money Market Funds (Cost $1,600,181)		1,600,181
Total Investments in Securities (Cost: $166,304,938)		165,802,969
Other Assets & Liabilities, Net		1,361,753
Net Assets		167,164,722

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to $2,425,688, which represents 1.45% of total net assets.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia New York Intermediate Municipal Bond Fund | Third Quarter Report 2022

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3QT204_10_M01_(09/22)